NOTES PAYABLE (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
2014			$ 150,000
2015			950,522
Long-term debt	5,038,041	5,344,565	0
SCHC
2014					271,010
2015					287,489
2016					297,556
2017					217,000
2018					48,724
Thereafter					80,000
Notes Payable					1,201,779
Less: Current maturities				(279,123)	(271,010)	(464,588)
Long-term debt				$ 789,149	$ 850,769	$ 878,676